PENSIONS AND OTHER POST RETIREMENT BENEFITS - Investment Objectives (Details) - Defined benefits pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension and other PostRetirement Benefits,
Employer contributions		$ 157	$ 182
Contribution deposited in solvency reserve account		$ 2	$ 2
Expected cash contributions	$ 176
Equities
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		50.00%	48.00%
Equities | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		12.00%	13.00%
Equities | United States
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		19.00%	17.00%
Equities | Foreign
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		19.00%	18.00%
Fixed income | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		41.00%	43.00%
Real estate
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		100.00%	100.00%
Real estate | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		9.00%	9.00%